Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000105241
Account Value [Line Items]
Line Graph and Table Measure Name	Altegris Futures Evolution Strategy Fund
Account Value	$ 11,840	$ 13,631	$ 12,562	$ 12,518	$ 10,220	$ 9,008	$ 10,704	$ 10,772	$ 10,156	$ 10,963	$ 10,000
C000105242
Account Value [Line Items]
Line Graph and Table Measure Name	Altegris Futures Evolution Strategy Fund
Account Value	$ 10,983	12,760	11,845	11,885	9,772	8,677	10,397	10,536	10,019	10,893	10,000
C000105243
Account Value [Line Items]
Line Graph and Table Measure Name	Altegris Futures Evolution Strategy Fund
Account Value	$ 121,335	139,511	128,358	127,486	103,789	91,317	108,287	108,658	102,189	109,937	100,000
Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 11,235	10,316	10,222	10,358	12,222	11,909	11,426	10,795	10,650	10,888	10,000
Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 11,235	10,316	10,222	10,358	12,222	11,909	11,426	10,795	10,650	10,888	10,000
Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 112,353	103,164	102,219	103,584	122,223	119,086	114,263	107,951	106,504	108,875	100,000
ICE BofA 3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 12,171	11,623	11,024	10,639	10,621	10,611	10,441	10,205	10,068	10,019	10,000
ICE BofA 3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 12,171	11,623	11,024	10,639	10,621	10,611	10,441	10,205	10,068	10,019	10,000
ICE BofA 3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 121,707	$ 116,232	$ 110,243	$ 106,388	$ 106,210	$ 106,110	$ 104,409	$ 102,049	$ 100,677	$ 100,190	$ 100,000